7. Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 26,025	$ 40,379	$ 13,433	$ 51,117